Share-based compensation - Restricted stocks unit (Details)								12 Months Ended
	Nov. 10, 2021 shares	Oct. 31, 2020 shares	Apr. 30, 2020 shares	Jan. 21, 2020 shares	Nov. 20, 2019 shares	Aug. 13, 2019 shares	Apr. 15, 2019 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term								10 years	10 years
Stock options cancelled (in shares)								9,959,692	9,959,692
Share-based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost | ¥								¥ 360,592
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term								3 years	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term								4 years	4 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								26,657,998	26,657,998
Expiration term							0 years	10 years	10 years
Share-based Goods and Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost | $									$ 51,796
Number of Restricted Shares
Outstanding opening balance (in shares)								7,535,294	7,535,294
Granted (in shares)								26,657,998	26,657,998
Vested (in shares)								1,469,751	1,469,751
Forfeited (in shares)								307,926	307,926
Outstanding ending balance (in shares)								32,415,615	32,415,615
Weighted-Average Grant-Date Fair Value
Outstanding opening balance (in dollars per share) | ¥ / shares								¥ 6.49
Granted (in dollars per share) | ¥ / shares								4.97
Vested (in dollars per share) | ¥ / shares								6.19
Forfeited (in dollars per share) | ¥ / shares								5.65
Outstanding ending balance (in dollars per share) | ¥ / shares								¥ 5.18
Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term							2 years	3 years	3 years
Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term							3 years	4 years	4 years
Restricted stock units | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							150,000
Number of Restricted Shares
Granted (in shares)							150,000
Restricted stock units | Certain employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		550,000	673,300	4,600,000	1,789,400
Number of Restricted Shares
Granted (in shares)		550,000	673,300	4,600,000	1,789,400
Restricted stock units | Certain senior managements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					250,000	1,500,000
Stock options cancelled (in shares)					250,000	1,500,000
Number of Restricted Shares
Granted (in shares)					250,000	1,500,000
Restricted stock units | Certain Senior Managements And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested share options granted	26,657,998
Expiration term	10 years
Restricted stock units | Certain Senior Managements And Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	3 years
Restricted stock units | Certain Senior Managements And Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years